UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	11/30/12

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

FDIC Guaranteed Obligations (1.3%)
Financial Services (1.3%)
$11,416,000	Citigroup Funding, Inc., 2.25%, 12/10/12 (a)	$11,421,732
Total FDIC Guaranteed Obligations		11,421,732
U.S. Treasury Obligations (41.1%)
U.S. Treasury Bills
30,000,000	0.06%, 1/3/13 (b)	29,998,430
100,000,000	0.07%, 1/10/13 (b)	99,992,223
50,000,000	0.10%, 2/14/13 (b)	49,989,427
		179,980,080
U.S. Treasury Notes
20,000,000	1.00%, 7/15/13	20,098,280
40,000,000	1.13%, 12/15/12	40,014,909
60,000,000	1.38%, 2/15/13	60,150,506
30,000,000	1.38%, 3/15/13	30,099,920
20,000,000	2.00%, 11/30/13	20,356,217
10,000,000	2.75%, 2/28/13	10,062,668
10,000,000	3.13%, 8/31/13	10,218,000
		191,000,500
Total U.S. Treasury Obligations		370,980,580
Repurchase Agreements (53.6%)
100,000,000	Deutsche Bank Securities, Inc. 0.23%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $100,001,917, collateralized by U.S. Treasury Notes, (0.25% - 11.25%), (11/30/14 - 2/15/15), fair value $102,000,074)	100,000,000
100,000,000	Goldman Sachs & Co. 0.15%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $100,001,250, collateralized by U.S. Treasury Notes, (2.63%), (6/30/14), fair value $102,000,041)	100,000,000
28,109,110	JPMorgan Securities LLC 0.15%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $28,109,462, collateralized by U.S. Treasury Notes, (0.25%), (8/15/15), fair value $28,672,189)	28,109,110
75,000,000	JPMorgan Securities LLC 0.16%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $75,001,000, collateralized by U.S. Treasury Obligations, (0.21% - 5.5%), (7/15/13 - 8/15/40), fair value $76,503,307)	75,000,000
180,000,000	RBC Capital Markets LLC 0.19%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $180,002,850, collateralized by U.S. Treasury Obligations, (0.25% - 4.25%), (8/15/13 - 9/15/15), fair value $183,600,109)	180,000,000
Total Repurchase Agreements		483,109,110
Total Investments (Cost $865,511,422) (c) — 96.0%		865,511,422
Other assets in excess of liabilities — 4.0%		36,307,264
Net Assets — 100.0%		$901,818,686

See notes to schedule of investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Commercial Paper (17.8%)
Beverages (2.5%)
$15,000,000	The Coca-Cola Co., 0.24%, 3/4/13 (a)(b)	$14,990,700
10,000,000	The Coca-Cola Co., 0.26%, 1/4/13 (a)(b)	9,997,544
		24,988,244
Consumer Products (3.1%)
30,000,000	The Procter & Gamble Co., 0.14%, 1/9/13 (a)(b)	29,995,450
Diversified Manufacturing Operations (3.0%)
30,000,000	General Electric Co., 0.12%, 12/14/12 (a)	29,998,700
Food-Miscellaneous/Diversified (3.1%)
30,000,000	Nestle Capital Corp., 0.30%, 2/25/13 (a)(b)	29,978,500
Internet (3.1%)
30,000,000	Google, Inc., 0.14%, 2/12/13 (a)(b)	29,991,483
Retail (3.0%)
30,000,000	Wal-Mart Stores, Inc., 0.11%, 12/11/12 (a)(b)	29,999,084
Total Commercial Paper		174,951,461
U.S. Government Agency Securities (19.0%)
Federal Farm Credit Bank
9,000,000	0.12%, 5/7/13 (c)	9,000,000
25,000,000	0.23%, 8/22/13 (c)	25,013,056
		34,013,056
Federal Home Loan Bank
10,000,000	0.14%, 12/27/12 (c)	10,000,253
10,000,000	0.22%, 9/4/13 (c)	10,000,000
10,000,000	0.23%, 5/9/13	9,999,782
10,000,000	0.23%, 5/17/13	10,000,000
5,000,000	0.27%, 5/21/13, Callable 2/21/13 @ 100	5,000,000
		45,000,035
Federal Home Loan Mortgage Corp.
25,000,000	0.12%, 12/10/12 (a)	24,999,250
6,129,000	0.17%, 3/21/13 (c)	6,129,574
		31,128,824
Federal National Mortgage Association
16,100,000	0.12%, 12/19/12 (a)	16,099,034
10,000,000	0.12%, 12/26/12 (a)	9,999,201
30,000,000	0.13%, 2/6/13 (a)	29,992,686
20,000,000	0.14%, 4/2/13 (a)	19,990,511
		76,081,432
Total U.S. Government Agency Securities		186,223,347

U.S. Treasury Obligations (13.2%)
Cash Management Bills
50,000,000	0.15%, 12/14/2012 (a)	49,997,292
U.S. Treasury Bills
50,000,000	0.07%, 1/10/13 (a)	49,996,111
30,000,000	0.11%, 12/6/12 (a)	29,999,537
		79,995,648
Total U.S. Treasury Obligations		129,992,940

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements (46.4%)
$100,000,000	Deutsche Bank Securities, Inc. 0.24%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $100,002,000, collateralized by various U.S. Government Agency Obligations and U.S Treasury Obligations, (0.00% - 6.03%), (11/30/14 - 5/15/30), fair value $102,000,628)	$100,000,000
50,000,000	Goldman Sachs & Co. 0.23%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $50,000,958, collateralized by U.S. Government Agency Obligations, (0.00%), (11/26/14), fair value $51,000,178)	50,000,000
25,010,582	JPMorgan Securities LLC 0.15%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $25,010,895, collateralized by U.S. Treasury Notes, (1.88%), (6/30/15), fair value $25,510,887)	25,010,582
75,000,000	JPMorgan Securities LLC 0.16%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $75,001,000, collateralized by U.S. Government Agency Obligations, (0.21% - 5.5%), (7/15/13 - 7/15/36), fair value $76,500,991)	75,000,000
205,000,000	Royal Bank of Canada 0.20%, 12/3/12, (Purchased on 11/30/12, proceeds at maturity $205,003,417, collateralized by U.S. Government Agency Obligations, (1.1% - 3.02), (10/5/17 - 9/20/27), fair value $209,101,224)	205,000,000
Total Repurchase Agreements		455,010,582
Total Investments (Cost $946,178,330) (d) — 96.4%		946,178,330
Other assets in excess of liabilities — 3.6%		35,026,668
Net Assets — 100.0%		$981,204,998

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (97.6%)
Variable Rate Demand Notes (84.0%)
Alaska (2.8%)
$10,170,000	Valdez Alaska Marine Terminal Revenue, Exxon Mobil Corp. Project, Series C, 0.16%, next reset date 12/1/12, final maturity 12/1/29(a)	$10,170,000
Colorado (3.5%)
5,415,000	Castle Rock Colorado Certificate of Participation, 0.17%, next reset date 12/7/12, final maturity 9/1/37, Enhanced by: LOC(a)	5,415,000
7,455,000	Colorado Educational & Cultural Facilities Authority Revenue, Christian University Project, 0.17%, next reset date 12/7/12, final maturity 7/1/34, Enhanced by: LOC(a)	7,455,000
		12,870,000
Florida (5.7%)
9,000,000	Jacksonville Florida Economic Development Commission Health Care Facilities Revenue, 0.15%, next reset date 12/1/12, final maturity 10/1/15, Enhanced by: LOC(a)	9,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.18%, next reset date 12/7/12, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
7,000,000	Sunshine Florida State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.18%, next reset date 12/7/12, final maturity 9/1/32, Enhanced by: LOC(a)	7,000,000
		20,590,000
Georgia (4.7%)
17,000,000	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series B-3, 0.16%, next reset date 12/7/12, final maturity 9/1/35(a)	17,000,000
Illinois (6.5%)
8,200,000	Cook County Illinois Revenue, 0.17%, next reset date 12/7/12, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
15,700,000	Illinois State Toll Highway Authority Revenue, Series B, 0.29%, next reset date 12/7/12, final maturity 1/1/17, Insured by: AGM(a)	15,700,000
		23,900,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds
Variable Rate Demand Notes
Indiana (8.7%)
$16,110,000	Indiana Municipal Power Agency Revenue, Series A, 0.16%, next reset date 12/7/12, final maturity 1/1/18, Enhanced by: LOC(a)	$16,110,000
15,710,000	Indiana State Financial Authority Hospital Revenue, Series C, 0.15%, next reset date 12/7/12, final maturity 3/1/33, Enhanced by: LOC(a)	15,710,000
		31,820,000
Kentucky (1.2%)
4,300,000	Jeffersontown Kentucky Lease Program Revenue, 0.16%, next reset date 12/7/12, final maturity 3/1/30, Enhanced by: LOC(a)	4,300,000
Minnesota (1.6%)
5,800,000	Minnesota State Higher Education Facilities Authority Revenue, Gustavus Adolphus College, 0.17%, next reset date 12/7/12, final maturity 10/1/34, Enhanced by: LOC(a)	5,800,000
Mississippi (4.1%)
15,000,000	Mississippi State Business Finance Commision Gulf Opportunity Zone, Chevron U.S.A., Inc., Series B, 0.15%, next reset date 12/7/12, final maturity 12/1/30, Insured by: GTY(a)	15,000,000
Missouri (3.5%)
9,710,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.21%, next reset date 12/7/12, final maturity 11/1/18, Enhanced by: LOC(a)	9,710,000
3,000,000	Missouri State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, 0.18%, next reset date 12/7/12, final maturity 2/1/31, Enhanced by: LOC(a)	3,000,000
		12,710,000
North Carolina (2.6%)
9,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 0.17%, next reset date 12/7/12, final maturity 10/1/38, Enhanced by: LOC(a)	9,400,000

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds
Variable Rate Demand Notes
Pennsylvania (15.7%)
$14,175,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, Series A, 0.16%, next reset date 12/7/12, final maturity 1/1/26, Enhanced by: LOC(a)	$14,175,000
6,000,000	Emmaus Pennsylvania General Authority Revenue, 0.17%, next reset date 12/7/12, final maturity 3/1/24, Enhanced by: LOC(a)	6,000,000
5,600,000	Emmaus Pennsylvania General Authority Revenue, 0.17%, next reset date 12/7/12, final maturity 3/1/24, Enhanced by: LOC(a)	5,600,000
15,000,000	Luzerne County Pennsylvania, GO, Series A, 0.37%, next reset date 12/7/12, final maturity 11/15/26, Insured by: AGM(a)	15,000,000
17,000,000	Philadelphia Pennsylvania, GO, Series B, 0.15%, next reset date 12/7/12, final maturity 8/1/31, Enhanced by: LOC(a)	17,000,000
		57,775,000
South Carolina (1.3%)
4,640,000	South Carolina Jobs-Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.21%, next reset date 12/7/12, final maturity 3/1/27, Enhanced by: LOC(a)	4,640,000
Tennessee (3.6%)
13,135,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.33%, next reset date 12/7/12, final maturity 11/1/27, Enhanced by: LOC(a)	13,135,000
Texas (10.1%)
6,700,000	Austin Texas Hotel Occupancy Tax Revenue, 0.22%, next reset date 12/7/12, final maturity 11/15/29, Enhanced by: LOC(a)	6,700,000
13,000,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp. Project, 0.16%, next reset date 9/1/12, final maturity 6/1/20(a)	13,000,000
17,000,000	University of Texas Revenue, Financing System, Series B, 0.13%, next reset date 12/7/12, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	17,000,000
		36,700,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds
Variable Rate Demand Notes
Virginia (4.8%)
$11,440,000	Falls Church Virginia Economic Development Authority Revenue, 0.23%, next reset date 12/7/12, final maturity 7/1/31, Enhanced by: LOC(a)	$11,440,000
6,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.17%, next reset date 12/7/12, final maturity 8/1/35, Enhanced by: LOC(a)	6,000,000
		17,440,000
Wisconsin (3.6%)
6,025,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.17%, next reset date 12/7/12, final maturity 9/1/40, Enhanced by: LOC(a)	6,025,000
7,100,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.18%, next reset date 12/7/12, final maturity 3/1/36, Enhanced by: LOC(a)	7,100,000
		13,125,000
Total Variable Rate Demand Notes		306,375,000
Fixed Rate Municipal Bonds (4.3%)
Colorado (2.8%)
10,000,000	Colorado State General Fund Revenue, Series A, 0.19%, 6/27/13	10,131,854
Texas (1.5%)
5,500,000	Texas State, 0.24%, 8/30/13	5,592,793
Total Fixed Rate Municipal Bonds		15,724,647
Total Municipal Bonds		322,099,647

Municipal Commercial Paper
Commercial Paper (9.3%)
Arizona (2.7%)
10,000,000	Phoenix Civic Improvement Corp., 0.18%, 12/6/12, Enhanced by: LOC	10,000,000
Illinois (4.1%)
15,000,000	Illinois Educational Facilities Authority, 0.19%, 12/11/12, Enhanced by: LOC	15,000,000
Virginia (2.5%)
8,995,000	Peninsula Ports Authority, 0.20%, 3/19/13, Enhanced by: LOC	8,995,000
Total Commercial Paper		33,995,000
Total Municipal Commercial Paper		33,995,000

See notes to schedule of investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Investment Companies (2.4%)
7,021,033	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund, 0.02%(b)	$7,021,033
1,802,463	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	1,802,463
Total Investment Companies		8,823,496
Total Investments (Cost $364,918,143) (c) — 100.0%		364,918,143
Other assets in excess of liabilities — 0.0%		148,993
Net Assets — 100.0%		$365,067,136

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (93.2%)
Arizona (3.9%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$760,181
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	837,098
		1,597,279
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,096
Colorado (2.4%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Wtihholding	1,018,537
Florida (1.7%)
5,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: NATL-RE	5,016
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	767,032
		772,048
Georgia (1.0%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	428,985
Hawaii (2.1%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	874,117
Illinois (5.3%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	257,426
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	359,659
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	779,843
670,000	Will County Illinois Community High School District No. 210 Lincoln- Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	777,327
		2,174,255

Shares or Principal Amount	Security Description	Value

Municipal Bonds
Indiana (3.1%)
$390,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/14	$411,111
305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	330,428
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	562,935
		1,304,474
Iowa (4.0%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	826,243
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	844,566
		1,670,809
Kansas (1.8%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	737,233
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	654,176
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	724,675
Minnesota (2.1%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	865,260
Mississippi (2.4%)
1,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Series C, 0.17%, 12/1/30, Insured by: GTY(a)	1,000,000
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,173
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	28,188
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	852,300
Oklahoma (0.4%)
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	152,418

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds
Oregon (2.1%)
$750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	$870,285
Pennsylvania (6.2%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	924,247
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: CCLIA, ETM	10,031
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	783,881
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	880,770
		2,598,929
South Carolina (2.1%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	881,004
Tennessee (2.0%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	843,233
Texas (25.8%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	365,253
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	684,951
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	754,152
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	813,840
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	741,988
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	731,904
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21 Callable 2/15/19 @ 100*	923,933

Shares or Principal Amount	Security Description	Value

Municipal Bonds
Texas
$550,000	Pflugerville Texas, GO, 4.75%, 8/1/20 Callable, 8/1/13 @ 100, Insured by: NATL-RE, FGIC*	$566,528
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	575,320
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	607,340
575,000	Texas State, GO, 4.50%, 4/1/33, Continuously Callable @ 100	631,224
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	537,854
750,000	Williamson County Texas Pass- Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	933,404
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	762,893
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,206,754
		10,837,338
Utah (2.0%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	827,057
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	857,918
Washington (7.4%)
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	566,205
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	924,217
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	826,740
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuosly Callable @ 100	756,764
		3,073,926
Wisconsin (5.3%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,252

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds
Wisconsin
$550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	$624,217
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	677,871
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	941,799
		2,264,139
Wyoming (2.4%)
1,000,000	Lincoln County Wyoming Pollution Control Revenue, 0.20%, 8/1/15 (a)	1,000,000
Total Municipal Bonds		38,998,852

Investments in Affiliates (5.9%)
2,470,481	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.01%(b)	2,470,481
Total Investments in Affiliates		2,470,481
Total Investments (Cost $37,578,658) (c) — 99.1%		41,469,333
Other assets in excess of liabilities — 0.9%		372,011
Net Assets — 100.0%		$41,841,344

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
CCLIA	Connie Lee - College Construction Loan Insurance Association
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
GTY	Guarantor Agreement
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.7%)
$478,306	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.75%, 3/25/35(a)	$477,154
1,101,574	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.72%, 12/23/35(a)(b)	71,602
120,617	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	120,558
590,269	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33	592,022
970,981	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(a)	989,848
1,378,628	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	1,413,882
8,488	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	8,492
307,011	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	307,735
3,290,923	Coast Savings & Loan Assoc., Series 1992-1, Class A, 3.01%, 7/25/22(a)	3,353,456
90,696	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	90,722
53,158	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.43%, 1/15/34(a)	36,700
840,693	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.08%, 11/25/34(a)	140,204
805,191	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	835,788
1,088,265	GSAMP Trust, Series 2005-HE4, Class M1, 0.66%, 7/25/45(a)	1,059,562
4,615	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	4,598
206,087	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)	209,073
159,495	RAAC, Series 2006-RP1, Class A3, 0.51%, 10/25/45(a)(c)	154,881
496,664	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	487,601
218,699	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.88%, 9/25/33(a)	76,623
828,636	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	857,335

Shares or Principal Amount	Security Description	Value

Asset Backed Securities
$62,028	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	$58,886
114,189	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	108,489
473,513	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	270,120
145,762	Terwin Mortgage Trust, Series 2005- 12AL, Class AF2, 4.65%, 7/25/36(a)	145,971
Total Asset Backed Securities		11,871,302
Mortgage Backed Securities(d) (27.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (2.4%)
288,315	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.83%, 2/25/36(a)	159,100
24,472	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.76%, 7/25/35(a)	18,299
62,080	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.46%, 7/20/35(a)	34,384
5,762	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.31%, 10/25/36(a)	2,509
490,912	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(a)	488,553
60,547	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	61,081
19,337	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(a)	13,419
57,792	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.56%, 9/25/34(a)	56,614
1,264,045	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(c)	1,293,271
52,451	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.66%, 4/21/34(a)	52,943
90,373	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.24%, 8/25/35(a)	83,115
568,463	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	295,652
182,512	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.62%, 9/25/34(a)	180,454
60,744	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.93%, 1/25/36(a)	43,991

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Alt-A - Adjustable Rate Mortgage Backed Securities
$197,002	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	$188,644
270,041	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	272,666
		3,244,695
Alt-A - Fixed Rate Mortgage Backed Securities (3.4%)
327,890	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1, 5.00%, 6/25/19	330,438
21,798	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	21,858
50,668	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	48,946
81,042	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	62,664
17,298	Countrywide Alternative Loan Trust, Series 2003-1T1, Class A2, 5.00%, 4/25/33	17,441
25,568	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	26,688
4,169	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	4,164
19,107	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	937
106,286	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	93,975
61,123	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	44,535
14,281	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	14,292
60,586	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	43,446
63,283	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	49,138
362,612	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	266,042
155,270	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	159,347
192,312	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	160,001
77,580	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	80,487

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities(d)
Alt-A - Fixed Rate Mortgage Backed Securities
$241,419	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	$246,569
272,139	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	286,073
11,861	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	12,205
698,432	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	730,609
51,231	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	53,523
13,253	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	13,372
97,213	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	98,205
578,218	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	591,235
77,694	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	79,986
354,161	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	359,069
3,135	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	3,140
13,061	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	13,092
210,051	Residential Accredit Loans, Inc., Series 2002-QS17, Class CB1, 6.00%, 11/25/32	213,772
132,081	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	97,292
36,608	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	38,576
39,579	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	40,596
10,113	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	10,658
35,514	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	36,320
80,025	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	50,701
106,974	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	95,296

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Alt-A - Fixed Rate Mortgage Backed Securities
$87,477	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	$87,174
		4,581,862
Commercial Mortgage Backed Securities (1.2%)
31,942	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A3, 4.87%, 3/11/41	32,029
1,509,116	CNL Funding, Series 1999-1, Class A2, 7.65%, 6/18/14(c)	1,551,447
		1,583,476
Prime Adjustable Rate Mortgage Backed Securities (6.3%)
155,470	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.74%, 3/25/35(a)	153,830
66,112	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.93%, 5/25/35(a)	63,703
195,742	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(a)	199,500
439,270	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	268,114
25,109	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.00%, 6/25/34(a)	25,251
55,092	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.01%, 2/25/36(a)	45,323
41,885	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.13%, 9/25/33(a)	42,162
71,910	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.13%, 7/25/33(a)	72,256
35,619	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.17%, 11/20/36(a)	29,019
51,565	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.47%, 10/25/35(a)	49,048
21,937	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.81%, 9/25/34(a)	18,364
168,857	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.85%, 10/25/36(a)	127,919
45,426	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.88%, 1/25/35(a)	44,630
148,713	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.22%, 3/25/31(a)	157,096
73,921	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.49%, 7/25/37(a)	71,686

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Adjustable Rate Mortgage Backed Securities
$92,716	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.69%, 8/25/35(a)	$92,350
37,439	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.80%, 2/25/34(a)	36,454
162,085	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.86%, 8/25/34(a)	141,544
53,205	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.90%, 2/19/34(a)	53,432
1,150	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.15%, 9/25/33(a)	1,048
42,456	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.66%, 2/25/33(a)	43,134
212,274	Credit Suisse First Boston Mortgage Securities Corp., Series 2002- AR28, Class CB3, 2.90%, 11/25/32(a)	48,488
146,356	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.03%, 11/25/34(a)	147,047
618,040	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.47%, 6/26/37(a)(c)	612,558
693,404	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36(a)(c)	682,641
53,863	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.60%, 10/25/35(a)	47,005
357,055	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.63%, 11/19/35(a)	334,932
411,009	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.66%, 7/25/35(a)(c)	407,817
178,345	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.62%, 11/25/35(a)	174,019
133,447	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.90%, 4/25/35(a)	106,827
63,064	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.03%, 12/19/35(a)	51,395
249,015	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.08%, 1/19/35(a)	122,471
40,334	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.64%, 8/25/34(a)	32,369
162,018	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.64%, 8/25/34(a)	151,443

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Adjustable Rate Mortgage Backed Securities
$14,916	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.80%, 10/25/34(a)	$13,077
185,367	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.99%, 9/25/36(a)	147,571
102,786	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.03%, 8/25/36(a)	62,739
72,615	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.10%, 7/25/36(a)	63,822
22,491	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 3.06%, 10/25/35(a)	22,554
33,293	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 3.11%, 9/25/35(a)	31,898
13,178	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.59%, 8/25/36(a)	10,549
29,662	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.63%, 7/25/35(a)	29,407
255,514	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.11%, 1/26/37(a)(c)	255,282
181,630	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 5.39%, 1/27/47(a)(c)	185,181
454,283	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(c)	465,436
214,781	Master Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4, 0.81%, 11/25/34(a)	215,384
25,172	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.21%, 9/25/17(a)	26,252
5,960	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.73%, 2/25/34(a)	5,984
54,106	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.06%, 7/25/34(a)	53,264
69,544	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.52%, 12/25/34(a)	70,603
150,932	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.88%, 8/25/34(a)	148,247
91,386	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.01%, 8/25/34(a)	86,081
24,322	RAAC, Series 2004-SP2, Class A1, 5.94%, 1/25/17(a)	24,805
44,618	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.66%, 12/25/35(a)	41,594

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Adjustable Rate Mortgage Backed Securities
$8,592	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.77%, 2/25/34(a)	$8,498
164,347	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.78%, 6/25/34(a)	159,861
121,487	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.81%, 12/25/34(a)	102,561
109,948	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.82%, 11/25/34(a)	97,421
584,003	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.93%, 4/25/34(a)	536,361
50,752	Structured Asset Mortgage Investments, Inc., Series 2005- AR7, Class 1A1, 2.47%, 12/27/35(a)	33,291
80,281	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.78%, 7/25/33(a)	78,709
216,999	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	116,392
36,663	Washington Mutual, Series 2004- AR3, Class A2, 2.57%, 6/25/34(a)	37,309
7,440	Washington Mutual, Series 2006- AR8, Class 1A1, 2.72%, 8/25/46(a)	5,859
32,729	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- AR10, Class A1B, 0.67%, 7/25/44(a)	30,640
240,283	Washington Mutual Mortgage Pass- Through Certificates, Series 2006- AR14, Class 1A1, 2.43%, 11/25/36(a)	190,605
47,374	Washington Mutual Mortgage Pass- Through Certificates, Series 2005- AR12, Class 1A1, 2.48%, 10/25/35(a)	46,734
39,061	Washington Mutual Mortgage Pass- Through Certificates, Series 2006- AR10, Class 1A2, 2.71%, 9/25/36(a)	31,018
158,012	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	156,632
50,135	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	50,614
31,083	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.68%, 6/25/34(a)	31,436
16,582	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.72%, 4/25/36(a)	15,157

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Adjustable Rate Mortgage Backed Securities
$86,137	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.75%, 8/25/33(a)	$88,371
35,562	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.79%, 7/25/34(a)	35,925
23,771	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.05%, 12/25/34(a)	24,632
30,172	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	31,232
		8,523,863
Prime Fixed Mortgage Backed Securities (6.7%)
4,900	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	5,040
24,848	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	25,493
517,986	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(c)	542,092
863	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	878
88,512	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	93,168
5,758	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18(c)	5,968
309,334	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	329,460
33,411	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	35,298
39,312	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	39,539
6,351	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	119
285,253	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	288,717
9,953	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	10,011
20,143	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	20,203
3,154	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	3,120

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Fixed Mortgage Backed Securities
$63,340	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	$64,527
403,685	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	407,764
136,547	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	144,295
60,875	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	65,460
199,032	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	75,640
103,597	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	107,229
95,362	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	80,569
80,349	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	82,100
178,837	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	184,655
121,252	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	124,020
26,018	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	26,194
87,616	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	85,597
262,727	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	270,968
47,270	Lehman Mortgage Trust, Series 2005- 3, Class 1A3, 5.50%, 1/25/36	40,335
45,221	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	47,003
348,908	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	361,245
59,295	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	60,939
27,624	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	28,636
31,216	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	32,604
59,029	Prime Mortgage Trust, Series 2004- CL1, Class 2A1, 5.00%, 2/25/19	59,863

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Fixed Mortgage Backed Securities
$43,198	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	$43,506
5,945	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	6,057
9,477	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	9,756
37,865	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	38,515
52,348	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	52,635
68,866	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	72,316
293,330	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	310,837
3,326,179	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.86%, 10/25/37(a)(c)	3,276,285
87,023	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	89,953
236,798	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	237,264
265,017	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	265,644
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,606
39,816	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	40,254
26,598	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	27,442
20,769	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	21,377
2,947	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	3,028
124,421	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	125,364
67,698	Washington Mutual Mortgage Pass- Through Certificates, Series 2003- MS5, Class 1A1, 5.00%, 3/25/18	69,474
70,765	Washington Mutual Mortgage Pass- Through Certificates, Series 2003- S4, Class 2A7, 5.00%, 6/25/33	71,122
510,689	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- CB1, Class 5A, 5.00%, 6/25/19	528,912

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Fixed Mortgage Backed Securities
$180,319	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- CB4, Class 22A, 6.00%, 12/25/19	$187,543
		9,228,639
U.S. Government Agency Mortgage Backed Securities (7.6%)
28,952	Fannie Mae, 2.31%, 6/1/32, Pool #725286(a)	30,929
110,413	Fannie Mae, 2.31%, 1/1/35, Pool #805386(a)	117,013
73,639	Fannie Mae, 2.41%, 2/1/30, Pool #556998(a)	78,982
46,915	Fannie Mae, 2.43%, 12/1/22, Pool #303247(a)	47,861
948,230	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	979,278
990,250	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	1,040,714
36,656	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	36,849
836,148	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	878,784
1,581,812	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	1,631,034
1,302,240	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,340,574
6,117	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	6,286
4,546	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	4,616
77,340	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	84,711
16,662	Fannie Mae, 5.67%, 7/1/36, Pool #892882(a)	18,005
12,715	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	14,160
401	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	402
36,968	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	45,937
613	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	721
4,765	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	4,978
2,415	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	2,777
11,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	12,788
29,029	Fannie Mae Whole Loan, Series 2001- W2, Class AF6, 6.59%, 10/25/31(a)	32,543
3,817	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	3,967
2,306,986	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	2,340,096
19,742	Freddie Mac, 2.29%, 4/1/36, Pool #1N0148(a)	21,077
696,721	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	714,571

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
U.S. Government Agency Mortgage Backed Securities
$556,574	Freddie Mac, Series 3933, Class D, 4.00%, 11/15/37	$561,453
183,538	Freddie Mac, Series 3238, Class LN, 4.50%, 6/15/35	188,437
4,506	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	4,623
24,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	26,450
17,987	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	19,745
2,772	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	2,781
9,794	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	10,898
6,677	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	7,485
1,365	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	1,549
4,080	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	4,456
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,275
8,772	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	10,107
6,035	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	6,940
13,543	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	14,131
6,397	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	6,675
8,102	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	8,388
6,650	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,939
19,631	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	20,323
41,464	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(a)	43,389
12,460	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	12,971
8,992	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	9,378
7,848	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	8,185
17,412	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	18,167

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
U.S. Government Agency Mortgage Backed Securities
$3,287	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	$3,444
188	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	219
299	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	351
215	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	256
563	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	605
		10,490,273
Total Mortgage Backed Securities		37,652,808

Corporate Bonds (14.9%)
Banking (0.9%)
1,175,000	JPMorgan Chase & Co., 5.75%, 1/2/13	1,180,245
Computers & Peripherals (1.3%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,726,746
Diversified Financial Services (4.0%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	515,851
2,000,000	CME Group, Inc., 5.40%, 8/1/13	2,065,376
545,000	General Electric Capital Corp., 1.63%, 7/2/15	552,772
2,300,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (e)	2,469,308
		5,603,307
Diversified Manufacturing Operations (1.2%)
1,645,000	General Electric Co., 5.00%, 2/1/13	1,656,852
Entertainment (0.9%)
1,150,000	The Walt Disney Co., Series D, 4.50%, 12/15/13, MTN	1,198,174
Financial Services (4.1%)
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	510,538
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	312,857
1,000,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,043,631
300,000	Citigroup, Inc., 5.50%, 4/11/13	305,041
750,000	Citigroup, Inc., 5.85%, 7/2/13	771,927
1,500,000	I-Preferred Term Securities IV, 1.14%, 6/24/34, Continuously Callable @ 100(a)(c)	900,000
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (f)	460,000
1,068,000	Morgan Stanley, Series C, 4.04%, 11/1/13, MTN (a)	1,077,857
500,000	Preferred Term Securities IX, 2.17%, 4/3/33, Continuously Callable @ 100(a)(b)	210,000
319,172	Preferred Term Securities V, 2.47%, 4/3/32, Continuously Callable @ 100(a)(c)	31,917

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds
Financial Services
$406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (b)	$122
		5,623,890
Insurance (1.4%)
875,000	Jackson National Life Global, 5.38%, 5/8/13 (c)	893,387
1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (c)	1,022,252
		1,915,639
Real Estate Investment Trusts (REITs) (0.4%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100	539,146
Telecommunications (0.7%)
900,000	Verizon New York, Inc., 7.00%, 12/1/33	939,313
Total Corporate Bonds		20,383,312

Municipal Bonds (1.6%)
Colorado (0.3%)
350,000	High Plains Co. Library District Cos. Certificate of Participation, 2.00%, 12/15/13	353,857
Florida (0.2%)
200,000	Broward County Florida School Board Certificate of Participation, 5.00%, 7/1/21, Prerefunded 7/1/13 @ 100, NATL-RE	205,452
New York (0.1%)
200,000	Freeport New York, GO, Series A, 4.50%, 1/15/31, Callable 1/15/13 @ 100, NATL-RE, FGIC*	200,960
Oklahoma (0.3%)
230,000	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series B, 2.03%, 7/1/14	234,906
165,000	Oklahoma State Development Finance Authority Lease Revenue, Series A, 4.00%, 6/1/13	167,726
		402,632
Texas (0.4%)
500,000	Houston Texas Water & Sewer System Revenue, Series A, 5.00%, 12/1/30, Prerefunded 12/1/12 @ 100, AGM	500,000
100,000	London Texas Independent School District, GO, 5.20%, 8/15/19, Prerefunded 8/15/13 @ 100, PSF- GTD	103,482
		603,482
Virginia (0.3%)
390,000	Hampton Virginia Convention Center Revenue, 5.25%, 1/15/18, Prerefunded 1/15/13 @ 100, AMBAC	392,188
Total Municipal Bonds		2,158,571

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (3.3%)
Fannie Mae Strips
$1,000,000	12.14%, 11/15/16 (g)	$961,327
Freddie Mac
3,500,000	1.00%, 9/29/17	3,552,868
Total U.S. Government Agency Securities		4,514,195

U.S. Treasury Obligations (42.4%)
U.S. Treasury Notes
7,000,000	0.25%, 5/15/15	6,993,434
6,000,000	0.25%, 9/15/15	5,989,218
5,000,000	0.88%, 11/30/16	5,083,205
5,000,000	0.88%, 7/31/19	4,971,875
410,000	1.00%, 10/31/16	418,776
16,000,000	1.25%, 3/15/14	16,207,503
10,000,000	1.38%, 3/15/13	10,035,160
3,500,000	2.00%, 4/30/16	3,692,227
4,000,000	2.25%, 11/30/17	4,320,936
Total U.S. Treasury Obligations		57,712,334

Investments in Affiliates (5.3%)
7,249,239	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	7,249,239
Total Investments in Affiliates		7,249,239
Total Investments (Cost $146,016,116) (i) — 103.8%		141,541,761
Other assets in excess of liabilities — (3.8)%		(5,172,254)
Net Assets — 100.0%		$136,369,507

(a) Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.

See notes to schedule of investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2012, illiquid securities were 0.2% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2012.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (2.5%)
$687,858	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.52%, 12/23/37(a)(b)	$24,075
905,429	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	31,690
460,752	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	472,534
50,100	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	54,800
145,800	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.88%, 9/25/33(a)	51,082
Total Asset Backed Securities		634,181
Mortgage Backed Securities(c) (32.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
118,201	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	113,187
Alt-A - Fixed Rate Mortgage Backed Securities (11.5%)
64,500	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	64,969
154,765	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	141,308
66,120	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	66,445
71,852	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	68,717
235,971	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	49,747
46,015	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	46,093
73,489	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	75,029
190,848	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	140,022
188,864	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	142,104
6,480	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	6,534
41,993	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	43,842
42,087	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	42,716
83,789	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	88,039

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Alt-A - Fixed Rate Mortgage Backed Securities
$50,675	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	$51,756
155,805	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	158,061
65,709	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	66,849
24,880	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	26,163
67,720	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	72,278
84,676	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	89,177
127,570	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	118,676
196,940	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	180,766
113,133	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	113,702
131,683	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	74,733
78,245	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(d)	76,765
47,972	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	49,081
39,328	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	40,583
4,005	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	4,015
52,473	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	50,901
167,581	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	168,763
60,098	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	58,600
23,471	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	24,133
49,006	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	37,345
74,218	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	56,646

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Alt-A - Fixed Rate Mortgage Backed Securities
$110,799	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	$92,973
178,141	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	153,410
159,173	Washington Mutual Mortgage Pass- Through Certificates, Series 2005- 6, Class 1CB, 6.50%, 8/25/35	131,977
		2,872,918
Prime Adjustable Rate Mortgage Backed Securities (6.5%)
34,657	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.18%, 11/20/34(a)	30,524
69,214	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.17%, 11/25/34(a)	68,539
29,527	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.85%, 10/25/33(a)	30,548
90,047	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.86%, 8/25/34(a)	78,635
90,093	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.89%, 2/25/34(a)	89,452
69,486	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.84%, 4/25/37(a)	44,433
120,564	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.02%, 10/25/36(a)	93,132
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.11%, 9/25/35(a)	533,149
309,442	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.00%, 2/25/35(a)	317,205
24,292	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.27%, 4/25/36(a)	21,117
26,996	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(a)	27,303
24,322	RAAC, Series 2004-SP2, Class A1, 5.94%, 1/25/17(a)	24,805
204,280	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.75%, 3/25/34(a)	201,098
108,500	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	58,196
8,532	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.90%, 5/25/34(a)	8,714
		1,626,850

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Prime Fixed Mortgage Backed Securities (6.7%)
$109,329	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	$110,666
27,243	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	27,579
40,083	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	41,297
8,283	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	8,498
48,225	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	47,414
33,935	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	34,373
37,724	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	40,047
10,951	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	11,229
62,000	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	62,392
51,121	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	53,016
84,440	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	87,044
29,328	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	28,539
50,357	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	46,855
35,045	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	36,594
28,884	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	29,624
54,042	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	54,783
112,669	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	115,318
65,407	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	67,005
35,792	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	37,823

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Prime Fixed Mortgage Backed Securities
$12,677	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	$13,098
3,265	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	3,405
18,745	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	19,431
101,113	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	105,459
12,363	Prime Mortgage Trust, Series 2004- CL1, Class 1A1, 6.00%, 2/25/34	13,599
162,775	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	167,228
6,248	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	6,433
31,209	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	31,828
19,964	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	20,376
36,396	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	38,568
26,646	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	26,651
16,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	16,790
15,440	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	16,317
590	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	596
33,184	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	36,009
43,731	Washington Mutual Mortgage Pass- Through Certificates, Series 2003- S6, Class 2A3, 4.75%, 7/25/18	45,194
8,781	Washington Mutual Mortgage Pass- Through Certificates, Series 2003- S11, Class 1A, 5.00%, 11/25/33	9,163
3,609	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	3,809
23,299	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	23,979

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Prime Fixed Mortgage Backed Securities
$32,258	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	$34,132
85,954	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	86,707
268,428	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	37,450
		1,696,318
U.S. Government Agency Mortgage Backed Securities (7.5%)
2,353	Fannie Mae, Series 1992-45, Class F, 1.02%, 4/25/22(a)	2,417
474,115	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	489,638
247,562	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	260,178
15,684	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	16,670
14,415	Fannie Mae, 2.72%, 9/1/33, Pool #739372(a)	15,422
29,937	Fannie Mae, 2.76%, 1/1/37, Pool #906675(a)	32,111
395,453	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	407,758
1,171	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	1,182
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	34,939
898	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,005
15,906	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	17,061
39	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	41
11,280	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	12,397
7,430	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	8,577
29,449	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	36,019
2,082	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	2,401
10,910	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	12,536
7,448	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	8,509
1,172	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1,339
4,794	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	5,478
1,762	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,978
1,931	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	2,224
1,007	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,156

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
U.S. Government Agency Mortgage Backed Securities
$821	Freddie Mac, Series 1222, Class P, 1.34%, 3/15/22(a)	$840
118,324	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	119,749
75,224	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	78,575
70,792	Freddie Mac, 5.20%, 8/1/34, Pool #755230(a)	75,524
3,208	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	3,494
15,277	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	16,303
9,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	10,183
2,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	2,168
12,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	13,225
12,066	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	13,604
11,463	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	13,018
8,338	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	9,591
4,543	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	4,666
3,960	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	4,511
9,095	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	10,645
3,519	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	4,012
15,751	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	18,072
20,765	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	23,925
2,979	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	3,352
3,692	Freddie Mac, 9.00%, 5/1/16, Pool #170164	4,030
4,003	Freddie Mac, 9.00%, 6/1/16, Pool #170171	4,377
5,298	Freddie Mac, 9.00%, 9/1/16, Pool #170192	5,841
3,321	Freddie Mac, 9.50%, 6/1/16, Pool #274005	3,329
3,051	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	3,104
9,413	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,199
302	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	361
4,780	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	5,628

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
U.S. Government Agency Mortgage Backed Securities
$1,517	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	$1,522
5,602	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	5,932
1,880	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,259
389	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	473
987	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool# 2187	1,193
3,560	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	4,297
17,270	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	20,955
13,371	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	15,379
813	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	835
		1,887,207
Total Mortgage Backed Securities		8,196,480
Corporate Bonds (21.0%)
Computers & Peripherals (1.6%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	393,760
Diversified Financial Services (6.6%)
500,000	CME Group, Inc., 5.40%, 8/1/13	516,344
250,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (e)	268,403
1,000,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	887,500
		1,672,247
Financial Services (9.5%)
100,000	Bank of America Corp., 6.50%, 8/1/16	116,156
225,000	Citigroup, Inc., 5.85%, 7/2/13	231,578
500,000	I-Preferred Term Securities, 2.52%, 12/11/32, Callable 2/8/13 @ 100(a)(b)*	300,000
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (d)	522,912
500,000	Preferred Term Securities IX, 2.17%, 4/3/33, Continuously Callable @ 100(a)(b)	210,000
512,013	Preferred Term Securities XI, Class B- 1, 1.99%, 9/24/33 Callable 2/8/13 @ 100(a)(b)*	192,005
973,987	Preferred Term Securities XX, Class B-2, 0.84%, 3/22/38, Callable 2/8/13 @ 100(a)(d)*	438,295
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (b)	122

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds
Financial Services
$1,202,880	Preferred Term Securities XXVI, Series B-2, 0.95%, 9/22/37, Callable 2/8/13 @ 100(a)(d)*	$396,950
		2,408,018
Security Brokers & Dealers (3.1%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	339,428
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	428,798
		768,336
Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 2/8/13 @ 101.07*	50,000
Total Corporate Bonds		5,292,361

U.S. Government Agency Securities (5.0%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (g)	961,327
Federal Home Loan Bank
300,000	1.50%, 11/21/24 (a)	300,266
Total U.S. Government Agency Securities		1,261,593
U.S. Treasury Obligations (35.2%)
U.S. Treasury Bonds
275,000	4.25%, 11/15/40	359,563
U.S. Treasury Notes
1,500,000	0.25%, 4/30/14	1,500,410
1,500,000	0.25%, 9/15/15	1,497,305
1,990,000	1.00%, 10/31/16	2,032,597
500,000	1.50%, 7/31/16	519,688
1,000,000	1.75%, 5/31/16	1,046,953
250,000	2.00%, 11/15/21	262,246
200,000	2.13%, 5/31/15	209,062
1,000,000	2.13%, 2/29/16	1,056,875
300,000	3.63%, 2/15/20	353,555
		8,478,691
Total U.S. Treasury Obligations		8,838,254
Investments in Affiliates (7.2%)
1,823,428	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.01%(h)	1,823,428
Total Investments in Affiliates		1,823,428
Total Investments (Cost $30,057,781) (i) — 103.5%		26,046,297
Other assets in excess of liabilities — (3.5)%		(880,113)
Net Assets — 100.0%		$25,166,184

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2012, illiquid securities were 3.0% of the Fund’s net assets.

(c)
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

(d)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

See notes to schedule of investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2012.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

MTN Medium Term Note

See notes to schedule of investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

November 30, 2012 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.0%)
$529,122	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.52%, 12/23/37(a)(b)	$18,519
905,429	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	31,690
925,132	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	948,789
95,191	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	104,121
106,057	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	106,423
197,008	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	197,516
Total Asset Backed Securities		1,407,058
Mortgage Backed Securities(d) (40.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.9%)
136,896	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.96%, 11/25/36(a)	87,397
85,025	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	87,479
269,165	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	250,552
		425,428
Alt-A - Fixed Rate Mortgage Backed Securities (7.6%)
58,739	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	50,518
80,841	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	66,786
92,859	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	84,785
61,886	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	38,762
473,751	Countrywide Alternative Loan Trust, 5.50%, 4/25/36	350,036
243,998	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	215,416
39,650	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	41,127
82,536	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	63,883
533,670	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	391,881
448,690	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	329,720

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Alt-A - Fixed Rate Mortgage Backed Securities
$113,948	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	$117,790
26,860	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	27,129
153,950	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	155,359
288,990	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	294,573
142,083	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	146,201
194,756	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	197,576
65,709	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	66,849
75,711	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	76,639
21,782	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	22,634
45,481	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	46,441
70,008	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	53,349
670,883	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	607,192
278,695	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	226,110
		3,670,756
Prime Adjustable Rate Mortgage Backed Securities (3.4%)
645,764	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.52%, 2/25/36(a)	642,295
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.11%, 8/25/35(a)	788,620
34,478	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.42%, 6/25/36(a)	31,338
105,270	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.49%, 4/25/29(a)	101,500
29,004	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.45%, 6/25/36(a)	24,856
54,250	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	29,098
		1,617,707

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Fixed Mortgage Backed Securities (10.5%)
$78,983	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	$82,872
113,166	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	116,432
1,396	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	1,413
13,867	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	14,047
104,850	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	110,517
7,778	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	8,166
414,403	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(a)	371,330
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	12,393
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	102,380
92,287	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	93,477
79,920	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	31,641
109,032	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	111,238
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	108,710
2,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,991
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	114,542
31,105	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	32,142
13,412	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	14,035
2,328	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	2,350
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,213
90,837	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	92,083
214,211	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	210,020

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Fixed Mortgage Backed Securities
$452,352	Countrywide Home Loans, 6.00%, 7/25/37	$367,324
39,647	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	41,676
48,322	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	49,301
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,409
251,199	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	159,565
50,198	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	46,735
839	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	866
11,479	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	11,633
29,380	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	29,656
8,325	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	8,381
116,111	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.52%, 4/25/36(a)	109,760
77,454	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	76,750
108,565	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	111,970
41,857	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	44,149
13,952	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	14,716
225,000	Master Asset Securitization Trust, Series 2005-1, Class 5A4, 5.50%, 5/25/35	226,626
12,759	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	12,904
126,851	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	132,303
14,460	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	15,255
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	209,204
498,122	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	507,866

See notes to schedule of investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
Prime Fixed Mortgage Backed Securities
$4,166	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	$4,288
127,985	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.86%, 10/25/37(a)(c)	126,065
20,652	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	20,955
69,051	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	71,182
95,079	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	100,476
52,455	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	18,381
712,000	Washington Mutual Mortgage Pass- Through Certificates, Series:2005- 3, Class 1CB5, 5.50%, 5/25/35	618,512
44,281	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- CB1, Class 4A, 6.00%, 6/25/34	47,133
7,774	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	8,204
27,870	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	28,798
50,255	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	51,801
180,288	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	25,153
		5,029,989
U.S. Government Agency Mortgage Backed Securities (18.2%)
33,841	Fannie Mae, 2.43%, 12/1/27, Pool 422279(a)	36,041
948,230	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	979,278
445,612	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	468,321
836,148	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	878,784
395,453	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	407,758
971,821	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,000,428
399,824	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	421,715
2,886	Fannie Mae, 4.50%, 5/1/19, Pool #761398	3,179
955	Fannie Mae, 5.00%, 3/1/18, Pool #688031	1,039

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
U.S. Government Agency Mortgage Backed Securities
$3,580	Fannie Mae, 5.00%, 8/1/33, Pool #730856	$3,903
1,992	Fannie Mae, 5.00%, 7/1/35, Pool #832198	2,164
116,655	Fannie Mae, 5.15%, 2/1/33, Pool #683235(a)	122,610
2,012	Fannie Mae, 5.50%, 2/1/33, Pool #683351	2,213
981	Fannie Mae, 5.50%, 9/1/34, Pool #725773	1,074
19,517	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	21,639
12,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	13,422
21,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	23,950
42,606	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	49,845
1,021	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	1,034
30,476	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	34,961
117,730	Fannie Mae Whole Loan, Series 2003- W6, Class 6A, 3.06%, 8/25/42(a)	127,758
45,704	Fannie Mae Whole Loan, Series 2002- W11, Class AF5, 5.48%, 11/25/32(a)	45,692
461,397	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	468,019
35,654	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	36,415
945,237	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	968,871
294,944	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	301,291
266,228	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	269,435
954,629	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	982,550
310,774	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	329,185
75,224	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	78,575
17,699	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	18,899
1,663	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	1,821
12,102	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	13,625
33,473	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	34,713
6,617	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	7,529
58,428	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	66,232
743	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	765

See notes to schedule of investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(d)
U.S. Government Agency Mortgage Backed Securities
$4,316	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	$4,702
35,353	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	36,312
16,632	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	19,083
97	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	97
353,522	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	378,309
12,201	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	14,258
20,714	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	24,849
13,970	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	16,559
2,192	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	2,521
13,416	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	15,568
270	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	311
6,349	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	7,379
		8,744,681
Total Mortgage Backed Securities		19,488,561

Corporate Bonds (14.8%)
Computers & Peripherals (1.0%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21	477,400
Diversified Financial Services (4.1%)
500,000	CME Group, Inc., 5.40%, 8/1/13	516,344
545,000	General Electric Capital Corp., 5.45%, 1/15/13	548,223
450,000	Murray Street Investment Trust I, 4.65%, 3/9/17 (e)	483,125
500,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	443,750
		1,991,442
Diversified Manufacturing Operations (1.0%)
500,000	General Electric Co., 5.00%, 2/1/13	503,603
Financial Services (4.5%)
100,000	American International Group, Inc., 4.25%, 5/15/13 (c)	101,469
100,000	Bank of America Corp., 6.50%, 8/1/16	116,156
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	104,286

Shares or Principal Amount	Security Description	Value

Corporate Bonds
Financial Services
$126,000	Citigroup, Inc., 5.13%, 5/5/14	$132,962
500,000	I-Preferred Term Securities, 2.52%, 12/11/32, Callable 2/8/13 @ 100(a)(b)	300,000
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	784,367
1,000,000	Preferred Term Securities IX, 2.17%, 4/3/33, Callable 02/08/13 @ 100(a)(b)	419,999
512,013	Preferred Term Securities XI, Class B- 1, 1.99%, 9/24/33, Callable 2/8/13 @ 100(a)(b)	192,005
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36 (b)	61
		2,151,305
Security Brokers & Dealers (2.9%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	565,713
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	822,353
		1,388,136
Telecommunications (0.5%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 02/08/13 @ 100	126,000
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 2/8/13 @ 101.07	135,000
		261,000
Telecommunications-Services & Equipment (0.8%)
250,000	Verizon Communications, Inc., 8.75%, 11/1/18	349,430
Total Corporate Bonds		7,122,316

Taxable Municipal Bonds (0.8%)
Missouri (0.8%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100	147,311
205,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, GNMA, FNMA, FHLMC	238,942
Total Taxable Municipal Bonds		386,253

U.S. Government Agency Securities (2.6%)
Fannie Mae
300,000	1.63%, 10/26/15	310,644
Fannie Mae Strips
500,000	12.14%, 11/15/16 (g)	480,664
Federal Home Loan Bank
500,000	1.50%, 11/21/24 (a)	500,444
Total U.S. Government Agency Securities		1,291,752

See notes to schedule of investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2012 (Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (35.1%)
U.S. Treasury Bonds
$1,000,000	3.00%, 5/15/42	$1,045,938
1,850,000	4.25%, 11/15/40	2,418,874
		3,464,812
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	998,203
2,710,000	1.00%, 10/31/16	2,768,009
250,000	1.25%, 8/31/15	256,387
1,500,000	1.38%, 2/28/19	1,546,289
1,000,000	1.50%, 7/31/16	1,039,375
500,000	1.75%, 5/31/16	523,477
875,000	2.00%, 11/15/21	917,861
500,000	3.63%, 2/15/20	589,258
4,000,000	3.63%, 2/15/21	4,741,564
		13,380,423
Total U.S. Treasury Obligations		16,845,235

Investments in Affiliates (2.7%)
1,293,037	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	1,293,037
Total Investments in Affiliates		1,293,037
Total Investments (Cost $49,848,317) (i) — 99.6%		47,834,212
Other assets in excess of liabilities — 0.4%		215,364
Net Assets — 100.0%		$48,049,576

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2012, illiquid securities were 2.0% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2012.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduit

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (50.7%)
Aerospace & Defense (0.0%)
54	Lockheed Martin Corp.	$5,038
30	Precision Castparts Corp.	5,502
30	Rockwell Collins, Inc.	1,715
		12,255
Aerospace/Defense (0.4%)
43	General Dynamics Corp.	2,860
1,127	Northrop Grumman Corp.	75,171
3,445	Raytheon Co.	196,812
		274,843
Air Freight & Logistics (0.0%)
152	United Parcel Service, Inc.	11,113
Apparel Manufacturers (1.0%)
4,899	Coach, Inc.	283,358
1,732	NIKE, Inc., Class B	168,835
239	Ralph Lauren Corp.	37,545
827	VF Corp.	132,742
		622,480
Apparel/Footwear (0.6%)
10,091	Foot Locker, Inc.	361,661
Auto Manufacturers (0.1%)
2,864	Honda Motor Co. Ltd. ADR	95,371
Auto Parts & Equipment (0.2%)
4,417	Gentex Corp.	78,402
1,169	Lear Corp.	51,050
		129,452
Automotive Parts (0.5%)
1,453	Advance Auto Parts, Inc.	106,287
1,130	O’Reilly Automotive, Inc.(a)	106,311
1,682	TRW Automotive Holdings Corp.(a)	85,176
		297,774
Banking (3.3%)
1,215	Capital One Financial Corp.	69,984
3,201	Comerica, Inc.	94,718
2,897	East West Bancorp, Inc.	61,272
5,234	Fifth Third Bancorp	76,626
8,443	First Niagara Financial Group, Inc.	63,660
13,333	JPMorgan Chase & Co.	547,719
5,204	PNC Financial Services Group	292,152
20,375	TrustCo Bank Corp. NY	107,376
7,839	U.S. Bancorp	252,886
10,483	Wells Fargo & Co.	346,044
7,316	Zions Bancorp	146,831
		2,059,268
Beverages (1.0%)
1,529	Brown-Forman Corp., Class B	107,305
3,017	Constellation Brands, Inc., Class A(a)	108,250
18	Dr Pepper Snapple Group, Inc.	807
30	Monster Beverage Corp.(a)	1,562
3,417	PepsiCo, Inc.	239,908
4,108	The Coca-Cola Co.	155,775
		613,607
Biotechnology (0.3%)
22	Alexion Pharmaceuticals, Inc.(a)	2,112
163	Amgen, Inc.	14,474
31	Biogen Idec, Inc.(a)	4,622
934	Celgene Corp.(a)	73,404

Shares or Principal Amount	Security Description	Value

Common Stocks
Biotechnology
1,497	Incyte Corp.(a)	$26,347
750	Life Technologies Corp.(a)	37,013
		157,972
Broadcasting/Cable (0.4%)
6,814	CBS Corp., Class B	245,167
759	Comcast Corp., Class A	28,220
		273,387
Building Materials (0.1%)
618	The Valspar Corp.	38,798
Building Products (0.1%)
1,944	Owens Corning, Inc.(a)	67,224
Business Equipment & Services (0.2%)
1,398	Paychex, Inc.	45,491
7,600	Pitney Bowes, Inc.	85,044
		130,535
Capital Markets (0.1%)
3,827	Invesco Ltd.	95,637
Chemicals (1.1%)
1,352	Airgas, Inc.	119,746
1,273	Ashland, Inc.	90,281
647	Cytec Industries, Inc.	44,410
1,045	E.I. du Pont de Nemours & Co.	45,081
1,287	Ecolab, Inc.	92,767
622	PPG Industries, Inc.	77,296
798	Praxair, Inc.	85,554
25	Sigma-Aldrich Corp.	1,813
1,578	The Dow Chemical Co.	47,640
1,286	W.R. Grace & Co.(a)	84,194
		688,782
Coal (0.1%)
1,248	Alliance Holdings GP LP	57,271
Commercial Services (0.2%)
18	Stericycle, Inc.(a)	1,682
2,344	Total System Services, Inc.	51,451
1,617	Verisk Analytics, Inc., Class A(a)	80,592
		133,725
Commercial Services & Supplies (0.3%)
2,001	The ADT Corp.	91,846
3,805	Waste Management, Inc.	123,929
		215,775
Computer Software & Services (1.4%)
4,790	Adobe Systems, Inc.(a)	165,781
731	BMC Software, Inc.(a)	29,942
929	Citrix Systems, Inc.(a)	56,818
1,263	EMC Corp.(a)	31,348
823	FactSet Research Systems, Inc.	76,036
8,009	Microsoft Corp.	213,200
7,707	Oracle Corp.	247,394
1,578	Verisign, Inc.(a)	53,857
		874,376
Computers & Peripherals (3.1%)
1,978	Apple, Inc.	1,157,684
21,992	Cisco Systems, Inc.	415,869
2,466	Hewlett-Packard Co.	32,033
841	International Business Machines Corp.	159,849
3,621	Lexmark International, Inc., Class A	88,099
888	NCR Corp.(a)	21,250

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks
Computers & Peripherals
3,317	NetApp, Inc.(a)	$105,182
1,849	Quanta Services, Inc.(a)	47,815
36	Teradata Corp.(a)	2,141
		2,029,922
Construction (0.1%)
1,799	D.R. Horton, Inc.	35,009
Consumer Finance (0.0%)
99	American Express Co.	5,534
Consumer Products (0.8%)
2,606	Church & Dwight Co., Inc.	141,115
100	Colgate-Palmolive Co.	10,850
374	Snap-on, Inc.	29,711
12	The Clorox Co.	916
1,332	The Estee Lauder Cos., Inc., Class A	77,589
4,131	The Procter & Gamble Co.	288,468
		548,649
Distribution/Wholesale (0.3%)
935	Fastenal Co.	39,092
524	Genuine Parts Co.	34,107
927	MSC Industrial Direct Co., Inc., Class A	67,357
672	Tech Data Corp.(a)	29,682
		170,238
Diversified Financial Services (0.6%)
954	Berkshire Hathaway, Inc., Class B(a)	84,029
773	City National Corp.	37,637
4,895	CME Group, Inc.	270,547
		392,213
Diversified Manufacturing Operations (2.2%)
820	3M Co.	74,579
5,841	Corning, Inc.	71,435
1,614	Danaher Corp.	87,108
576	Donaldson Co., Inc.	19,342
2,027	Eaton Corp.	105,728
20,623	General Electric Co.	435,765
1,962	Honeywell International, Inc.	120,330
1,731	Johnson & Johnson	120,703
2,089	Packaging Corp. of America	76,123
12,998	Textron, Inc.	305,323
		1,416,436
Electric Integrated (1.1%)
62	Consolidated Edison, Inc.	3,459
2,756	Duke Energy Corp.	175,888
1,045	Integrys Energy Group, Inc.	55,563
1,642	Northwestern Corp.	56,961
7,139	Pepco Holdings, Inc.	140,924
121	PPL Corp.	3,551
4,205	Southern Co.	183,127
		619,473
Electric Utilities (0.1%)
102	American Electric Power Co., Inc.	4,350
179	Exelon Corp.	5,409
1,443	FirstEnergy Corp.	61,270
88	NextEra Energy, Inc.	6,046
66	Northeast Utilities	2,557
		79,632

Shares or Principal Amount	Security Description	Value

Common Stocks
Electrical Components & Equipment (0.1%)
50	AMETEK, Inc.	$1,867
2,813	Molex, Inc.	74,207
		76,074
Electronic Components/Instruments (0.7%)
5,233	Agilent Technologies, Inc.	200,372
994	Amphenol Corp., Class A	61,548
1,014	FLIR Systems, Inc.	20,686
1,633	L-3 Communications Holdings, Inc.	125,496
784	Thermo Fisher Scientific, Inc.	49,823
		457,925
Entertainment (0.2%)
4,881	Activision Blizzard, Inc.	55,839
4,447	Regal Entertainment Group, Class A	69,284
		125,123
Financial Services (1.8%)
1,880	Discover Financial Services	78,227
1,921	Eaton Vance Corp.	61,241
218	Franklin Resources, Inc.	28,780
3,400	Morgan Stanley	57,358
3,119	Royal Gold, Inc.	251,890
3,331	SLM Corp.	55,128
1,819	T. Rowe Price Group, Inc.	117,635
6,352	The NASDAQ OMX Group, Inc.	153,909
1,877	Visa, Inc.	281,006
708	Waddell & Reed Financial, Inc., Class A	23,003
7,193	Western Union Co.	90,704
		1,198,881
Food (0.1%)
1,312	Delhaize Group ADR	48,610
1,231	Hillshire Brands Co.	34,283
		82,893
Food & Staples Retailing (0.0%)
142	CVS Caremark Corp.	6,604
Food Products (0.3%)
27	ConAgra Foods, Inc.	806
135	General Mills, Inc.	5,534
31	Hershey Co.	2,271
51	Kellogg Co.	2,828
124	Kraft Foods Group, Inc.(a)	5,607
28	McCormick & Co.- NON Voting Shares	1,808
330	Mondelez International, Inc.	8,544
4,557	Snyder’s-Lance, Inc.	109,733
16	The J.M. Smucker Co.	1,415
4,898	Tyson Foods, Inc., Class A	93,895
		232,441
Food Products & Services (0.4%)
2,174	Campbell Soup Co.	79,895
2,254	Hormel Foods Corp.	69,897
6,925	Safeway, Inc.	118,487
122	Sysco Corp.	3,861
921	The Kroger Co.	24,167
		296,307
Food-Miscellaneous/Diversified (0.5%)
3,556	H.J. Heinz Co.	207,884

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks
Food-Miscellaneous/Diversified
1,547	Whole Foods Market, Inc.	$144,428
		352,312
Forest Products & Paper (0.0%)
650	Plum Creek Timber Co., Inc.	27,853
Gas (0.1%)
633	Air Products & Chemicals, Inc.	52,501
506	Sempra Energy	34,621
		87,122
Health Care (1.1%)
1,709	Express Scripts Holding Co.(a)	92,030
3,852	Health Net, Inc.(a)	90,715
1,644	Humana, Inc.	107,534
267	IDEXX Laboratories, Inc.(a)	24,956
5,222	UnitedHealth Group, Inc.	284,025
1,516	WellPoint, Inc.	84,744
		684,004
Health Care Equipment & Supplies (0.0%)
37	Baxter International, Inc.	2,452
101	Covidien PLC	5,869
24	Edwards Lifesciences Corp.(a)	2,082
87	Medtronic, Inc.	3,664
19	St Jude Medical, Inc.	651
16	Zimmer Holdings, Inc.	1,056
		15,774
Health Care Providers & Services (0.1%)
53	AmerisourceBergen Corp.	2,238
26	Cardinal Health, Inc.	1,052
1,975	Coventry Health Care, Inc.	86,268
20	DaVita Healthcare Partners, Inc.(a)	2,160
21	Laboratory Corp. of America Holdings(a)	1,776
13	McKesson Corp.	1,228
10	Quest Diagnostics, Inc.	578
		95,300
HEALTH CARE TECHNOLOGY (0.0%)
30	Cerner Corp.(a)	2,317
Healthcare - Products (0.4%)
1,502	CareFusion Corp.(a)	41,936
1,617	The Cooper Cos., Inc.	153,518
1,401	Thoratec Corp.(a)	52,117
		247,571
Home Furnishings (0.1%)
3,255	Tempur-Pedic International, Inc.(a)	86,746
Hotels Restaurants & Leisure (0.0%)
7	Chipotle Mexican Grill, Inc.(a)	1,846
Hotels, Restaurants & Leisure (0.5%)
4,697	Marriott International, Inc., Class A	170,454
2,790	Wyndham Worldwide Corp.	136,961
		307,415
Household Products/Wares (0.1%)
1,744	The Scotts Miracle-Gro Co.	72,306
Insurance (1.4%)
68	AON PLC	3,862
1,434	Axis Capital Holdings Ltd.	51,581
1,036	Brown & Brown, Inc.	27,806
3,570	Fidelity National Financial, Inc., Class A	86,430

Shares or Principal Amount	Security Description	Value

Common Stocks
Insurance
1,440	Lincoln National Corp.	$35,568
7,023	Marsh & McLennan Cos., Inc.	247,350
509	PartnerRe Ltd.	42,186
2,181	Principal Financial Group, Inc.	59,214
128	Progressive Corp.	2,720
2,732	The Allstate Corp.	110,591
1,260	The Chubb Corp.	97,007
1,481	Torchmark Corp.	76,997
		841,312
Internet (0.5%)
1,584	eBay, Inc.(a)	83,667
2,463	Facebook, Inc.(a)	68,964
256	Google, Inc., Class A(a)	178,783
		331,414
Internet Software & Services (0.0%)
601	IAC/InterActiveCorp.	28,337
IT Services (0.1%)
67	Automatic Data Processing, Inc.	3,803
28	Fiserv, Inc.(a)	2,156
120	Mastercard, Inc.	58,641
		64,600
Machinery & Equipment (0.9%)
1,380	AGCO Corp.(a)	63,687
718	Deere & Co.	60,348
2,502	Gardner Denver, Inc.	174,764
30	Illinois Tool Works, Inc.	1,847
1,003	Lincoln Electric Holdings, Inc.	47,653
21	Roper Industries, Inc.	2,342
2,564	Terex Corp.(a)	62,023
3,562	The Manitowoc Co., Inc.	53,430
1,797	United Technologies Corp.	143,958
		610,052
Machinery-Diversified (0.1%)
488	Flowserve Corp.	67,612
Media (0.3%)
137	DIRECTV(a)	6,809
711	Discovery Communications, Inc., Class A(a)	42,952
927	Liberty Media Corp. - Liberty Capital, Series A, Series A(a)	101,960
2,297	News Corp., Class A	56,598
		208,319
Medical Equipment & Supplies (0.4%)
1,032	Becton, Dickinson & Co.	79,124
1,094	C.R. Bard, Inc.	108,318
9	Intuitive Surgical, Inc.(a)	4,761
1,562	PerkinElmer, Inc.	49,437
904	Sirona Dental Systems, Inc.(a)	56,599
65	Stryker Corp.	3,520
		301,759
Metals-Processing & Fabrication (0.1%)
746	Carpenter Technology Corp.	36,151
867	Southern Copper Corp.	31,472
		67,623
Miscellaneous Manufacturing (0.1%)
1,001	Ingersoll-Rand PLC	48,829

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks
Multiline Retail (0.0%)
21	Family Dollar Stores, Inc.	$1,495
Multi-Utilities (0.1%)
53	CenterPoint Energy, Inc.	1,046
120	Dominion RES, Inc. VA	6,133
36	DTE Energy Co.	2,181
89	PG&E Corp.	3,645
106	Public Service Enterprise Group, Inc.	3,190
48	Wisconsin Energy Corp.	1,801
2,270	Xcel Energy, Inc.	61,403
		79,399
Oil & Gas (0.4%)
940	Alliance Resource Partners, LP	53,458
1,341	Dresser-Rand Group, Inc.(a)	70,818
473	Marathon Petroleum Corp.	28,162
708	Range Resources Corp.	45,327
2,372	Suburban Propane Partners LP	93,433
		291,198
Oil & Gas Exploration, Production and Services (1.6%)
2,576	Devon Energy Corp.	133,102
1,667	Diamond Offshore Drilling, Inc.	115,023
1,022	Helmerich & Payne, Inc.	53,348
2,125	Murphy Oil Corp.	120,573
541	Oil States International, Inc.(a)	38,260
9,900	Patterson-UTI Energy, Inc.	175,824
2,732	Questar Corp.	53,602
401	Schlumberger Ltd.	28,720
2,651	Southwestern Energy Co.(a)	92,016
1,905	Tesoro Corp.	80,543
7,177	Ultra Petroleum Corp.(a)	143,899
		1,034,910
Oil, Gas & Consumable Fuels (0.1%)
3,330	WPX Energy, Inc.(a)	52,581
Oil-Integrated Companies (2.3%)
2,501	Chevron Corp.	264,331
5,109	ConocoPhillips	290,906
4,421	Exxon Mobil Corp.	389,667
7,011	Marathon Oil Corp.	216,289
1,762	Occidental Petroleum Corp.	132,520
2,017	Total SA ADR	101,173
		1,394,886
Packaging & Containers (0.2%)
1,720	Ball Corp.	76,867
1,501	Bemis Co., Inc.	50,434
		127,301
Paper Products (0.1%)
1,104	Kimberly-Clark Corp.	94,635
Pharmaceuticals (2.7%)
6,543	Abbott Laboratories	425,295
64	Allergan, Inc.	5,936
13,590	Bristol-Myers Squibb Co.	443,442
215	Eli Lilly & Co.	10,544
6,177	Forest Laboratories, Inc.(a)	219,036
2,355	Hospira, Inc.(a)	70,179
6,111	Merck & Co., Inc.	270,717
1,141	Perrigo Co.	118,093
1,568	Pfizer, Inc.	39,231
2,177	Roche Holding AG ADR	107,130

Shares or Principal Amount	Security Description	Value

Common Stocks
Pharmaceuticals
5,276	Warner Chilcott PLC, Class A	$61,518
		1,771,121
Pipelines (0.4%)
990	ONEOK Partners LP	57,668
4,691	The Williams Cos., Inc.	154,052
942	Williams Partners LP	47,957
		259,677
Printing & Publishing (0.0%)
58	The McGraw-Hill Cos., Inc.	3,080
Professional Services (0.1%)
948	Manpower, Inc.	36,441
Real Estate Investment Trusts (2.3%)
63	American Capital Agency Corp.	1,988
2,225	American Capital, Ltd.(a)	26,655
4,833	Annaly Capital Management, Inc.	71,142
3,555	Brandywine Realty Trust	42,411
10,292	Campus Crest Communities, Inc.	117,740
1,869	Chesapeake Lodging Trust	35,268
4,013	DDR Corp.	61,439
13	Digital Reality Trust, Inc.	839
2,676	Douglas Emmett, Inc.	60,772
7,470	Franklin Street Properties Corp.	86,279
13,206	General Growth Properties, Inc.	255,799
21	Health Care REIT, Inc.	1,237
1,274	Hospitality Properties Trust	28,920
1,293	Jones Lang LaSalle, Inc.	106,039
1,287	Liberty Property Trust	44,826
1,250	Mack-Cali Realty Corp.	31,600
6,927	MFA Financial, Inc.	58,256
29	Public Storage, Inc.	4,079
774	Rayonier, Inc.	38,576
4,640	Redwood Trust, Inc.	77,580
504	Simon Property Group, Inc.	76,673
1,403	Sun Communities, Inc.	54,156
61	Ventas, Inc.	3,883
1,981	Vornado Realty Trust	151,408
		1,437,565
Restaurants (0.6%)
2,100	McDonald’s Corp.	182,784
1,409	Starbucks Corp.	73,085
3,210	Yum! Brands, Inc.	215,327
		471,196
Retail (3.1%)
6,141	American Eagle Outfitters, Inc.	130,190
169	AutoZone, Inc.(a)	64,857
10,585	Barnes & Noble, Inc.(a)	151,895
1,033	Bed Bath & Beyond, Inc.(a)	60,658
1,514	Big Lots, Inc.(a)	42,634
2,867	Chico’s FAS, Inc.	53,470
91	Costco Wholesale Corp.	9,463
2,874	Dollar Tree, Inc.(a)	119,961
321	Home Depot, Inc.	20,887
2,113	Limited Brands, Inc.	110,193
2,482	Lithia Motors, Inc., Class A	88,806
3,306	Nordstrom, Inc.	178,821

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks
Retail
6,569	PetMed Express, Inc.	$75,806
189	PVH Corp.	21,658
7,959	Staples, Inc.	93,120
1,796	Target Corp.	113,381
3,391	The Cato Corp., Class A	98,542
4,749	Walgreen Co.	161,039
1,855	Wal-Mart Stores, Inc.	133,597
2,588	Williams-Sonoma, Inc.	117,132
		1,846,110
Savings & Loans (0.1%)
4,580	New York Community Bancorp, Inc.	59,586
Semiconductors (1.5%)
2,194	Cree, Inc.(a)	70,888
7,005	Cypress Semiconductor Corp.	71,101
10,514	Intel Corp.	205,760
1,453	KLA-Tencor Corp.	66,068
2,411	Lam Research Corp.(a)	84,674
3,521	Maxim Integrated Products, Inc.	102,778
3,747	Microchip Technology, Inc.	113,984
3,877	Teradyne, Inc.(a)	60,636
3,754	Texas Instruments, Inc.	110,630
2,312	Xilinx, Inc.	80,111
		966,630
Software (0.5%)
991	Concur Technologies, Inc.(a)	65,119
2,518	Intuit, Inc.	150,853
799	Red Hat, Inc.(a)	39,471
551	VMware, Inc., Class A(a)	50,113
		305,556
Specialty Retail (0.0%)
23	PetSmart, Inc.	1,625
48	Ross Stores, Inc.	2,733
12	The Sherwin-Williams Co.	1,830
155	TJX Cos., Inc. New Com	6,873
		13,061
Technology (0.0%)
1,986	SAIC, Inc.	22,899
8	Waters Corp.(a)	676
		23,575
Telecommunications (0.8%)
3,215	AT&T, Inc.	109,728
3,981	Level 3 Communications, Inc.(a)	75,082
7,733	Telefonaktiebolaget LM Ericsson ADR, Series B, Series B	72,613
6,181	Verizon Communications, Inc.	272,706
		530,129
Telecommunications-Services & Equipment (1.1%)
7,150	QUALCOMM, Inc.	454,883
2,087	TW Telecom, Inc.(a)	53,615
5,329	Virgin Media, Inc.	187,421
		695,919
Tobacco & Tobacco Products (1.1%)
6,263	Altria Group, Inc.	211,752
2,364	Philip Morris International, Inc.	212,476
5,769	Reynolds American, Inc.	252,220
		676,448

Shares or Principal Amount	Security Description	Value

Common Stocks
Toys/Games/Hobbies (0.2%)
3,426	Hasbro, Inc.	$131,764
Trading Companies & Distributors (0.0%)
12	W.W. Grainger, Inc.	2,328
Transportation (0.2%)
1,902	C.H. Robinson Worldwide, Inc.	117,429
2,671	Knightsbridge Tankers Ltd.	15,465
		132,894
Transportation & Shipping (0.4%)
988	FedEx Corp.	88,456
680	Norfolk Southern Corp.	41,058
1,238	Union Pacific Corp.	152,002
		281,516
Utilities-Electric (0.5%)
6,161	Ameren Corp.	184,645
2,150	Entergy Corp.	136,611
1,353	Westar Energy, Inc.	38,831
		360,087
Utilities-Natural Gas (0.1%)
1,221	UGI Corp.	40,562
Water (0.1%)
1,417	American Water Works Co., Inc.	54,087
Total Common Stocks		32,710,820
Asset Backed Securities (1.3%)
$202,288	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(b)	206,218
232,190	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	238,127
72,900	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.88%, 9/25/33(b)	25,541
73,627	Residential Funding Mortgage Securities, 5.68%, 4/25/29(b)	76,438
363,683	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.29%, 12/25/33(b)	343,160
Total Asset Backed Securities		889,484
Mortgage Backed Securities(c) (15.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.6%)
439,646	Bear Stearns Alternative-A Trust, 2.74%, 4/25/37(b)	266,418
99,693	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	99,214
		365,632
Alt-A - Fixed Rate Mortgage Backed Securities (4.2%)
228,877	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	199,939
248,837	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	243,932
200,381	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	159,411

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Alt-A - Fixed Rate Mortgage Backed Securities
$62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	$62,720
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	143,860
67,000	Countrywide Alternative Loan Trust, 5.50%, 11/25/35	49,896
236,875	Countrywide Alternative Loan Trust, 5.50%, 4/25/36	175,017
31,862	Countrywide Alternative Loan Trust, 6.00%, 1/25/37	24,760
71,295	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	73,872
16,370	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	16,660
219,609	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	165,237
19,479	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	19,762
160,871	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	169,778
139,075	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	145,482
463,607	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	431,286
113,806	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	104,460
213,417	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	121,119
42,328	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	42,521
34,878	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	26,578
4,281	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	4,332
178,902	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	161,918
79,510	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	64,508
129,724	Washington Mutual Mortgage Pass- Through Certificates, 5.50%, 7/25/35	124,757
		2,731,805

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Prime Adjustable Rate Mortgage Backed Securities (0.8%)
$42,182	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.13%, 9/25/34(b)	$17,109
37,715	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.49%, 7/25/37(b)	36,575
294,155	Credit Suisse Mortgage Capital Certificates, Series 2009, 5.68%, 5/26/37(b)(d)	312,524
120,385	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(d)	123,340
		489,548
Prime Fixed Mortgage Backed Securities (5.0%)
350,000	American Home Mortgage Investment Trust, 5.41%, 9/25/35(b)	259,255
7,075	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	7,078
92,257	Bank of America Funding Corp., 6.00%, 7/25/36	80,888
57,131	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	59,520
28,167	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	28,741
92,917	Chase Mortgage Finance Corp., 5.50%, 10/25/33	96,038
76,971	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.74%, 5/25/35(b)	73,026
326,135	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	343,110
26,571	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	26,739
64,876	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	15,809
136,160	Countrywide Home Loans, 3.01%, 11/25/35(b)	106,572
8,854	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	8,423
233,479	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	236,681
128,527	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	126,012
161,554	Countrywide Home Loans, 6.00%, 7/25/37	131,187
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	34,223

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
Prime Fixed Mortgage Backed Securities
$54,967	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	$36,591
40,175	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	41,050
1,533	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,540
10,383	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	9,962
84,490	Lehman Mortgage Trust, 5.50%, 1/25/36	82,146
6,243	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	6,521
31,824	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	33,090
190,652	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(b)	196,154
64,551	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	67,952
426,615	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.86%, 10/25/37(b)(d)	420,216
251,039	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	234,621
3,206	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	3,241
19,762	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	20,421
337,386	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	352,132
69,437	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	68,792
		3,207,731
U.S. Government Agency Mortgage Backed Securities (5.0%)
237,057	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	244,819
247,562	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	260,178
213,218	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	224,090
197,727	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	203,879
558,797	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	575,247
27,796	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	28,860

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities(c)
U.S. Government Agency Mortgage Backed Securities
$199,912	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	$210,857
99,183	Fannie Mae, 4.50%, 4/1/35, Pool #814522	107,031
2,800	Fannie Mae, 5.00%, 3/1/18, Pool #681351	3,046
111,987	Fannie Mae, 5.50%, 10/1/35, Pool #838584	122,441
9,380	Fannie Mae, 6.00%, 5/1/35, Pool #357778	10,374
16,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	18,185
78,525	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	81,294
22,729	Freddie Mac, 1.89%, 6/1/28, Pool #605508(b)	23,157
307,234	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	313,844
124,240	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	125,736
381,851	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	393,021
68,688	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	71,521
4,345	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	4,687
7,051	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	7,714
7,562	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	8,210
11,058	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	11,796
26,339	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	30,386
110,403	Freddie Mac, 7.50%, 12/15/22	126,905
2,346	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,640
49,990	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	56,652
3,644	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	4,335
22,684	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	27,213
		3,298,118
Total Mortgage Backed Securities		10,092,834

Corporate Bonds (4.7%)
Diversified Financial Services (0.6%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	265,903
150,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	133,125
		399,028

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds
Financial Services (2.7%)
$750,000	Bank of America Corp., 6.50%, 8/1/16	$871,170
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	130,356
100,000	Citigroup, Inc., 5.50%, 4/11/13	101,680
375,000	Citigroup, Inc., 5.85%, 7/2/13	385,964
150,000	Citigroup, Inc., 6.50%, 8/19/13	155,936
194,797	Preferred Term Securities XX, Class B-2, 0.84%, 3/22/38 Callable 2/8/13 @ 100(b)(d)*	87,659
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)	37
267,597	Regional Diversified Funding, 1.64%, 1/25/36 (b)(e)	2,676
		1,735,478
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13 (d)	255,254
Real Estate Investment Trusts (REITs) (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	215,658
Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	258,153
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	226,285
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f)	35
		226,320
Total Corporate Bonds		3,089,891

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	170,610
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	109,119
Total Taxable Municipal Bonds		279,729

U.S. Government Agency Securities (3.7%)
Fannie Mae
250,000	1.63%, 10/26/15	258,870
177,131	4.00%, 4/1/25	189,505
500,000	5.00%, 2/13/17	592,016
		1,040,391
Fannie Mae Strips
300,000	12.14%, 11/15/16 (g)	288,398
Federal Home Loan Bank
400,000	1.50%, 11/21/24 (b)	400,355

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities
Freddie Mac
$600,000	2.50%, 1/7/17	$615,143
Total U.S. Government Agency Securities		2,344,287

U.S. Treasury Obligations (14.7%)
U.S. Treasury Bonds
775,000	3.00%, 5/15/42	810,602
1,000,000	4.25%, 11/15/40	1,307,499
		2,118,101
U.S. Treasury Notes
1,050,000	0.25%, 4/30/14	1,050,287
500,000	0.25%, 9/15/15	499,102
800,000	2.00%, 11/15/21	839,187
300,000	2.13%, 2/29/16	317,063
1,125,000	2.25%, 11/30/17	1,215,263
500,000	2.75%, 2/28/18	553,672
810,000	2.75%, 2/15/19	902,454
1,000,000	3.63%, 2/15/21	1,185,391
750,000	4.50%, 2/15/16	848,731
		7,411,150
Total U.S. Treasury Obligations		9,529,251

Investment Companies (3.6%)
22,776	iShares MSCI EAFE Index Fund, 3.12%	1,254,730
26,020	iShares MSCI Emerging Markets Index Fund, 1.25%	1,087,636
Total Investment Companies		2,342,366

Investments in Affiliates (4.9%)
3,182,795	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	3,182,795
Total Investments in Affiliates		3,182,795
Total Investments (Cost $58,192,061) (i) — 99.6%		64,461,457
Other assets in excess of liabilities — 0.4%		232,562
Net Assets — 100.0%		$64,694,019

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.

See notes to schedule of investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

(c)
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

(d)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(e)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2012, illiquid securities were 0.0% of the Fund’s net assets.

(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedule of investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks (98.8%)
Apparel Manufacturers (5.4%)
11,292	Coach, Inc.	$653,129
9,219	NIKE, Inc., Class B	898,669
		1,551,798
Automotive Parts (3.3%)
8,125	Advance Auto Parts, Inc.	594,344
3,628	O’Reilly Automotive, Inc.(a)	341,322
		935,666
Banking (11.7%)
6,779	Capital One Financial Corp.	390,470
17,764	Comerica, Inc.	525,636
29,209	Fifth Third Bancorp	427,620
17,290	JPMorgan Chase & Co.	710,273
8,663	PNC Financial Services Group	486,341
16,653	U.S. Bancorp	537,226
8,016	Wells Fargo & Co.	264,608
		3,342,174
Beverages (1.8%)
7,321	PepsiCo, Inc.	514,008
Chemicals (3.3%)
7,182	Ecolab, Inc.	517,679
4,092	Praxair, Inc.	438,703
		956,382
Commercial Services & Supplies (1.8%)
10,970	The ADT Corp.	503,523
Computer Software & Services (1.4%)
12,282	Oracle Corp.	394,252
Computers & Peripherals (10.7%)
2,560	Apple, Inc.	1,498,318
42,352	Cisco Systems, Inc.	800,876
13,753	Hewlett-Packard Co.	178,651
18,512	NetApp, Inc.(a)	587,016
		3,064,861
Consumer Products (3.1%)
8,170	Church & Dwight Co., Inc.	442,406
6,486	The Procter & Gamble Co.	452,917
		895,323
Diversified Financial Services (1.0%)
3,244	Berkshire Hathaway, Inc., Class B(a)	285,732
Diversified Manufacturing Operations (7.0%)
8,333	Danaher Corp.	449,732
37,305	General Electric Co.	788,254
5,083	Honeywell International, Inc.	311,740
6,412	Johnson & Johnson	447,109
		1,996,835
Electronic Components/Instruments (1.0%)
4,375	Thermo Fisher Scientific, Inc.	278,031
Financial Services (3.3%)
10,490	Discover Financial Services	436,489
7,912	T. Rowe Price Group, Inc.	511,669
		948,158
Food-Miscellaneous/Diversified (1.6%)
7,698	H.J. Heinz Co.	450,025
Gas (1.0%)
3,535	Air Products & Chemicals, Inc.	293,193
Health Care (3.0%)
9,524	Express Scripts Holding Co.(a)	512,867
5,083	Humana, Inc.	332,479
		845,346

Shares	Security Description	Value

Common Stocks
Internet (4.4%)
8,840	eBay, Inc.(a)	$466,929
13,621	Facebook, Inc.(a)	381,388
608	Google, Inc., Class A(a)	424,610
		1,272,927
IT Services (1.1%)
654	Mastercard, Inc.	319,597
Machinery & Equipment (1.8%)
6,338	United Technologies Corp.	507,737
Medical Equipment & Supplies (2.8%)
5,525	Becton, Dickinson & Co.	423,602
3,663	C.R. Bard, Inc.	362,674
		786,276
Oil & Gas Exploration, Production and Services (3.6%)
9,744	Devon Energy Corp.	503,472
14,792	Southwestern Energy Co.(a)	513,431
		1,016,903
Oil-Integrated Companies (1.0%)
3,743	Occidental Petroleum Corp.	281,511
Pharmaceuticals (3.9%)
4,294	Abbott Laboratories	279,110
26,824	Bristol-Myers Squibb Co.	875,267
		1,154,377
Pipelines (1.1%)
9,349	The Williams Cos., Inc.	307,021
Restaurants (2.6%)
3,811	McDonald’s Corp.	331,709
6,226	Yum! Brands, Inc.	417,640
		749,349
Retail (8.3%)
27,207	Barnes & Noble, Inc.(a)	390,420
5,478	Bed Bath & Beyond, Inc.(a)	321,668
15,729	Dollar Tree, Inc.(a)	656,528
9,535	Target Corp.	601,944
11,966	Walgreen Co.	405,767
		2,376,327
Semiconductors (0.9%)
9,020	Texas Instruments, Inc.	265,819
Software (1.6%)
7,607	Intuit, Inc.	455,735
Telecommunications-Services & Equipment (3.7%)
16,704	QUALCOMM, Inc.	1,062,708
Toys/Games/Hobbies (0.8%)
5,689	Hasbro, Inc.	218,799
Transportation & Shipping (0.8%)
3,812	Norfolk Southern Corp.	230,169
Total Common Stocks		28,260,562

Investments in Affiliates (0.2%)
47,197	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	47,197
Total Investments in Affiliates		47,197
Total Investments (Cost $23,714,762) (c) — 99.0%		28,307,759
Other assets in excess of liabilities — 1.0%		281,615
Net Assets — 100.0%		$28,589,374

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.

See notes to schedule of investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks (88.9%)
Apparel (1.3%)
1,868	Citi Trends, Inc.(a)	$26,077
Apparel Manufacturers (6.4%)
1,420	Coach, Inc.	82,133
455	NIKE, Inc., Class B	44,353
		126,486
Banking (2.4%)
1,124	Chemical Financial Corp.	24,469
3,096	First Niagara Financial Group, Inc.	23,344
		47,813
Banks (2.6%)
2,845	CVB Financial Corp.	28,905
2,845	First South Bancorp, Inc.(a)	14,794
853	Orrstown Financial Services, Inc.(a)	7,251
		50,950
Commercial Services (2.8%)
4,064	Acco Brands Corp.(a)	27,391
2,201	Heidrick & Struggles International, Inc.	28,922
		56,313
Computers & Peripherals (12.0%)
244	Apple, Inc.	142,808
3,172	Cisco Systems, Inc.	59,983
1,107	NetApp, Inc.(a)	35,103
		237,894
Consumer Services (9.2%)
2,067	Coinstar, Inc.(a)	97,232
8,956	Monarch Casino & Resort, Inc.(a)	84,813
		182,045
Distribution/Wholesale (1.3%)
1,151	Titan Machinery, Inc.(a)	25,483
Diversified Financial Services (1.2%)
1,416	Marlin Business Services Corp.	24,497
Electronic Components/Instruments (1.6%)
1,602	FLIR Systems, Inc.	32,681
Financial Services (1.8%)
2,888	Western Union Co.	36,418
Internet (4.2%)
2,953	Facebook, Inc.(a)	82,684
Oil & Gas (5.0%)
707	Alliance Resource Partners, LP	40,207
1,497	Suburban Propane Partners LP	58,967
		99,174
Oil & Gas Exploration, Production and Services (0.8%)
303	Devon Energy Corp.	15,656
Real Estate Investment Trusts (6.8%)
8,120	Campus Crest Communities, Inc.	92,893
3,618	Franklin Street Properties Corp.	41,788
		134,681
Restaurants (5.7%)
1,008	Bob Evans Farms, Inc.	37,992
784	Red Robin Gourmet Burgers, Inc.(a)	25,676
4,853	Sonic Corp.(a)	49,160
		112,828
Retail (15.1%)
1,270	Aaron’s, Inc.	36,449
6,376	Barnes & Noble, Inc.(a)	91,496
821	Dollar Tree, Inc.(a)	34,269
2,321	Kirkland’s, Inc.(a)	21,098

Shares	Security Description	Value

Common Stocks
Retail
4,348	PetMed Express, Inc.	$50,176
2,272	The Cato Corp., Class A	66,024
		299,512
Semiconductors (2.1%)
9,585	Amkor Technology, Inc.(a)	40,736
Telecommunications (2.0%)
1,832	Metropcs Communications, Inc.(a)	19,511
1,517	NTELOS Holdings Corp.	19,569
		39,080
Telecommunications-Services & Equipment (2.8%)
883	QUALCOMM, Inc.	56,176
Transportation & Shipping (1.8%)
1,160	Spirit Airlines, Inc.(a)	19,464
2,035	Zipcar, Inc.(a)	16,545
		36,009
Total Common Stocks		1,763,193

Convertible Preferred Stocks (5.1%)
Real Estate Investment Trusts (5.1%)
661	Chesapeake Lodging Trust, Series A, 7.12%, Callable 7/17/17 @ 25	17,596
3,226	MFA Financial, Inc., 1.24%, Callable 4/15/17 @ 25	83,198
Total Convertible Preferred Stocks		100,794

Investment Companies (2.3%)
580	Direxion Daily Small Cap Bull 3X Shares	33,541
135	ProShares UltraPro S&P 500	11,590
Total Investment Companies		45,131
Investments in Affiliates (3.6%)
72,193	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	72,193
Total Investments in Affiliates		72,193
Total Investments (Cost $1,926,010) (c) — 99.9%		1,981,311
Other assets in excess of liabilities — 0.1%		2,863
Net Assets — 100.0%		$1,984,174

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2012
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.

See notes to schedule of investments.

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company.  As of November 30, 2012, the Trust offered shares of the U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund” and, collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund,  Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (each referred to as a “Fund” and collectively, “the Funds”).  The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of November 30, 2012, the Service Shares of the Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the U.S. Treasury Fund were not offered for sale.  Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.  However, based on experience, the Trust expects that risk of loss to be remote.

 2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of November 30, 2012, of each Fund’s investments based on the inputs used in determining the value of such investments:

	Investments in Securities
		LEVEL 2 -
		Other	LEVEL 3 -
		Significant	Significant
	LEVEL 1 -	Observable	Unobservable
Fund Name	Quoted Prices	Inputs	Inputs	Total
U.S. Treasury Fund
FDIC Guaranteed Obligations	$–	$11,421,732	$–	$11,421,732
U.S. Treasury Obligations	–	370,980,580	–	370,980,580
Repurchase Agreements	–	483,109,110	–	483,109,110

Total	–	865,511,422	–	865,511,422

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

Cash Management Fund
Commercial Paper	$–	$174,951,461	$–	$174,951,461
U.S. Government Agency Securities	–	186,223,347	–	186,223,347
U.S. Treasury Obligations	–	129,992,940	–	129,992,940
Repurchase Agreements	–	455,010,582	–	455,010,582

Total	–	946,178,330	–	946,178,330

Tax-Free Money Market Fund
Municipal Bonds	–	322,099,647	–	322,099,647
Municipal Commercial Paper	–	33,995,000	–	33,995,000
Investment Companies	8,823,496	–	–	8,823,496

Total	8,823,496	356,094,647	–	364,918,143

Intermediate Tax-Free Bond Fund
Municipal Bonds	–	38,998,852	–	38,998,852
Investments in Affiliates	2,470,481	–	–	2,470,481

Total	2,470,481	38,998,852	–	41,469,333

Short-Term Income Fund
Asset Backed Securities	–	11,871,302	–	11,871,302
Mortgage Backed Securities	–	37,652,808	–	37,652,808
Corporate Bonds	–	20,383,312	–	20,383,312
Municipal Bonds	–	2,158,571	–	2,158,571
U.S. Government Agency Securities	–	4,514,195	–	4,514,195
U.S. Treasury Obligations	–	57,712,334	–	57,712,334
Investments in Affiliates	7,249,239	–	–	7,249,239

Total	7,249,239	134,292,522	–	141,541,761

Intermediate Bond Fund
Asset Backed Securities	–	634,181	–	634,181
Mortgage Backed Securities	–	8,196,480	–	8,196,480
Corporate Bonds	–	5,292,361	–	5,292,361
U.S. Government Agency Securities	–	1,261,593	–	1,261,593
U.S. Treasury Obligations	–	8,838,254	–	8,838,254
Investments in Affiliates	1,823,428	–	–	1,823,428

Total	1,823,428	24,222,869	–	26,046,297

Bond Fund
Asset Backed Securities	–	1,407,058	–	1,407,058
Mortgage Backed Securities	–	19,488,561	–	19,488,561
Corporate Bonds	–	7,122,316	–	7,122,316
Taxable Municipal Bonds	–	386,253	–	386,253
U.S. Government Agency Securities	–	1,291,752	–	1,291,752
U.S. Treasury Obligations	–	16,845,235	–	16,845,235
Investments in Affiliates	1,293,037	–	–	1,293,037

Total	1,293,037	46,541,175	–	47,834,212

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

Balanced Fund
Common Stocks	$32,710,820	$–	$–	$32,710,820
Corporate Bonds	–	3,089,891	–	3,089,891
Asset Backed Securities	–	889,484	–	889,484
Mortgage Backed Securities	–	10,092,834	–	10,092,834
Taxable Municipal Bonds	–	279,729	–	279,729
U.S. Government Agency Securities	–	2,344,287	–	2,344,287
U.S. Treasury Obligations	–	9,529,251	–	9,529,251
Investment Companies	2,342,366	–	–	2,342,366
Investments in Affiliates	3,182,795	–	–	3,182,795

Total	38,235,981	26,225,476	–	64,461,457

U.S. Large Cap Equity Fund
Common Stocks	28,260,562	–	–	28,260,562
Investments in Affiliates	47,197	–	–	47,197

Total	28,307,759	–	–	28,307,759

Opportunistic Fund
Common Stocks	1,763,193	–	–	1,763,193
Convertible Preferred Stocks	100,794	–	–	100,794
Investment Companies	45,131	–	–	45,131
Investments in Affiliates	72,193	–	–	72,193

Total	1,981,311	–	–	1,981,311

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no transfers between Levels 1 and 2 as of November 30, 2012, based on levels assigned to securities on August 31, 2012.

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price).  If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board.  Not all restricted securities are considered illiquid.  At November 30, 2012, the Cash Management Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund held restricted securities representing 14.8%, 9.4%, 8.7% 4.8%, and 1.9% of net assets, respectively. The restricted securities held as of November 30, 2012 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Cash Management Fund:
Google, Inc., 0.14%, 2/12/13	11/15/2012	$29,989,617	$30,000,000	$29,991,483
Nestle Capital Corp., 0.30%, 2/25/13	4/30/2012	29,924,750	30,000,000	29,978,500
The Coca-Cola Co., 0.24%, 3/4/13	10/2/2012	9,987,794	10,000,000	9,997,544
The Coca-Cola Co., 0.26%, 1/4/13	7/19/2012	14,984,700	15,000,000	14,990,700
The Procter & Gamble Co., 0.14%, 1/9/13	10/3/2012	29,988,567	30,000,000	29,995,450
Wal-Mart Stores, Inc., 0.11%, 12/11/12	11/6/2012	29,996,792	30,000,000	29,999,083

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.72%, 12/23/35	7/24/2007	$5,762	$5,758	$5,968
Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	6/6/2007	1,470,000	1,500,000	900,000
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/2009	881,315	875,000	893,387
CNL Funding, Series 1999-1, Class A2, 7.65%, 6/18/14	3/26/2012	602,395	693,404	682,642
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.47%, 6/26/37	3/30/2010	252,050	255,514	255,282
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36	6/19/2012	375,046	411,009	407,817
GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.66%, 7/25/35	6/21/2012	252,218	262,727	270,968
I-Preferred Term Securities IV, 1.14%, 6/24/34 Continuously Callable @ 100	3/8/2006	152,518	159,495	154,881
Jackson National Life Global, 5.38%, 5/8/13	7/20/2009	1,561,159	1,509,116	1,551,447
JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.11%, 1/26/37	9/1/2010	1,270,897	1,264,045	1,293,271
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/2009	500,000	500,000	210,000
JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/14/2010	463,369	454,283	465,436
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	8/31/2011	174,364	181,630	185,181
JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 5.39%, 1/27/47	10/1/2009	999,210	1,000,000	1,022,252
MetLife Global Funding I, 1.70%, 6/29/15	6/26/2012	606,582	618,040	612,559
Preferred Term Securities IX, 2.17%, 4/3/33 Continuously Callable @ 100	3/17/2003	507,626	517,986	542,093
Preferred Term Securities V, 2.47%, 4/3/32 Continuously Callable @ 100	9/14/2006	3,128,560	3,326,179	3,276,286
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	1,050,849	1,101,574	71,602
RAAC, Series 2006-RP1, Class A3, 0.51%, 10/25/45	6/19/2012	305,967	319,172	31,917
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.86%, 10/25/37	6/22/2012	398,411	406,542	122

Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.52%, 12/23/37	11/27/2007	176,336	905,429	31,690
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	502,835	500,000	300,000
I-Preferred Term Securities, 2.52%, 12/11/32 Callable 2/8/13 @ 100	4/9/2003	500,000	500,000	522,912
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/2010	512,013	512,013	192,005
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	6/2/2006	398,411	406,542	122
Preferred Term Securities IX, 2.17%, 4/3/33 Continuously Callable @ 100	3/18/2003	78,245	78,245	76,765
Preferred Term Securities XI, Class B-1, 1.99%, 9/24/33 Callable 2/8/13 @ 100	9/12/2003	500,000	500,000	210,000
Preferred Term Securities XX, Class B-2, 0.84%, 3/22/38 Callable 2/8/13 @ 100	12/21/2007	880,319	973,987	438,294
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	532,073	687,858	24,075
Preferred Term Securities XXVI, Series B-2, 0.95%, 9/22/37 Callable 2/8/13 @ 100	11/8/2007	961,668	1,202,880	396,950

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.52%, 12/23/37	11/27/2007	$176,336	$905,429	$31,690
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	94,000	100,000	101,469
American International Group, Inc., 4.25%, 5/15/13	10/19/2004	1,000,000	1,000,000	420,000
I-Preferred Term Securities, 2.52%, 12/11/32 Callable 2/8/13 @ 100	4/14/2003	502,835	500,000	300,000
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/2010	512,013	512,013	192,005
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/2009	199,206	203,271	61
Preferred Term Securities IX, 2.17%, 4/3/33 Callable 2/8/13 @ 100	3/18/2003	750,000	750,000	784,368
Preferred Term Securities XI, Class B-1, 1.99%, 9/24/33 Callable 2/8/13 @ 100	9/12/2003	104,222	108,565	111,970
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	409,287	529,122	18,519
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.86%, 10/25/37	9/26/2012	125,905	127,985	126,065
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/2009	160,562	197,008	197,515

Balanced Fund:
Credit Suisse Mortgage Capital Certificates, Series 2009, 5.68%, 5/26/37	3/30/2010	176,064	194,797	87,659
Jackson National Life Global, 5.38%, 5/8/13	7/20/2009	119,181	120,385	123,340
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	4/28/2010	259,233	267,597	2,676
Preferred Term Securities XX, Class B-2, 0.84%, 3/22/38 Callable 2/8/13 @ 100	12/21/2007	419,683	426,615	420,216
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	294,155	294,155	312,524
Regional Diversified Funding, 1.64%, 1/25/36	1/9/2007	246,198	250,000	255,254
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.86%, 10/25/37	9/19/2012	119,523	121,963	37

Notes to Schedules of Portfolio Investments
November 30, 2012 (Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

3. Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

4. Federal Income Taxes:

At November 30, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Tax
				Unrealized
	Tax Cost of	Tax Unrealized	Tax Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond Fund	$37,571,190	$3,898,215	$(72)	$3,898,143
Short-Term Income Fund	146,128,144	2,344,193	(6,930,576)	(4,586,383)
Intermediate Bond Fund	29,842,531	934,319	(4,730,553)	(3,796,234)
Bond Fund	49,727,615	2,261,492	(4,154,895)	(1,893,403)
Balanced Fund	58,481,078	8,140,730	(2,160,351)	5,980,379
U.S. Large Cap Equity Fund	23,833,987	5,063,660	(589,888)	4,473,772
Opportunistic Fund	1,934,313	103,144	(56,146)	46,998

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) )*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	January 28, 2013

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	January 28, 2013

* Print the name and title of each signing officer under his or her signature.
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